Note 17 - Interest and Finance Costs (Tables)	6 Months Ended
Jun. 30, 2021
Notes Tables
Interest Finance Costs [Table Text Block]
	For the six-month period ended June 30,
	2020	2021
Interest expense	$35,121	$31,870
Interest capitalized	(1,954)	(465)
Swap effect	13	2,394
Amortization and write-off of financing costs	1,944	2,498
Bank charges and other financing costs	243	251
Total	$35,367	$36,548